Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss for the year	$ (5,525)	$ (13,151)	$ (13,125)
Adjustments for:
Effect of exchange rate differences on cash and cash equivalents and restricted deposits balances	(41)	139	(80)
Issuance costs	123
Change in financial liabilities at fair value through profit or loss	2	(462)	(1,644)
Change in financial assets at fair value through profit or loss		199	(43)
Change in Israel Innovation Authority liability		(182)
Interest income related to financial assets at fair value through profit or loss		(16)	(37)
Interest and other finance expenses related to long-term loan	239	172
Interest expenses related to short-term bank loans	102	39
Interest portion of lease payments	88	11	102
Depreciation and amortization	1,152	2,043	1,785
Impairment of goodwill and intangible assets	8,991	1,022	700
Gain from sale of discontinued operations	(82)
Loss on disposal of property and equipment	8		2
Share-based payments	933	1,679	2,356
Total adjustments	11,515	4,644	3,141
Changes in asset and liability items:
Trade receivables	(204)	(294)	(851)
Other receivables	353	(3)	218
Trade payables	(1,798)	948	944
Other payables	55	(489)	1,523
Deferred taxes	(482)	(344)	(973)
Contract liabilities	813	638	17
Changes in operating asset and liability, total	(1,263)	456	878
Net cash provided by (used in) operating activities	4,727	(8,051)	(9,106)
Cash flows from investing activities
Business combination, net of cash acquired			(3,700)
Purchase of short-term investments		(19)	(5,844)
Sale of short-term investments		5,707
Interest income related to short-term investments		16	37
Investment in long-term deposits	(51)	(6)	(15)
Repayment of long-term deposits	18
Investment in short-term restricted deposit		(560)
Investment in long-term restricted deposits	(21)	(54)
Repayment of short-term restricted deposits	560
Repayment of long-term restricted deposits	136	2
Purchase of intangible assets			(204)
Purchase of property and equipment	(55)	(49)	(73)
Proceeds from sale of property and equipment	5		3
Net cash provided by (used in) investing activities	592	5,037	(9,796)
Cash flows from financing activities
Proceeds from public and private offerings	4,256		9,750
Issuance costs in connection with public and private offerings	(478)		(527)
Proceeds from at-the-market offering	768
Issuance costs in connection with at-the-market offering	(164)
Proceeds from exercise of options and warrants	352		3,709
Short-term bank loans received	4,800	2,700
Repayment of short-term bank loans	(6,400)	(1,100)
Interest expenses related to short-term bank loans	(108)	(33)
Long-term loans received	888	1,667
Long-term loans interest payments	(276)	(172)
Long-term loans principal payments	(639)	(75)
Other payments related to long-term loans	(500)
Payment of contingent consideration			(915)
Interest portion of lease payments	(88)	(11)	(102)
Principal portion of lease payments	(198)	(373)	(275)
Net cash provided by financing activities	2,213	2,603	11,640
Changes in cash and cash equivalents	7,532	(411)	(7,262)
Effect of exchange rate changes on cash and cash equivalents	50	(127)	73
Cash and cash equivalents at beginning of the year	3,290	3,828	11,017
Cash and cash equivalents at end of the year	10,872	3,290	3,828
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in a business combination			5,808
Addition of right-of-use assets	903	40	198
Proceed for sale of discontinued operations	$ 82